8. Other receivables	12 Months Ended
Dec. 31, 2020
Other Receivables
Other receivables
8.	Other receivables
	2020	2019

Accounts receivable from insurers (*)	14	72
Receivable from sale of subsidiaries (note 8.2)	78	83
Lease receivables	208	113
Accounts receivable - Via Varejo (**)	266	49
Receivables from sale of real estate properties(***)	291	128
Other	190	143
Allowance for doubtful accounts on other receivables (note 8.1)	(11)	(15)
	1,036	573

Current	365	381
Non-current	671	192

(*) In October 2019, the Company received R$203 from the insurance company regarding the claim related to the fire that occurred at the Distribution Center in Osasco on December 27, 2017, after negotiations and agreement on the final amount of the indemnity.

(**) As the Company sold the equity interest in Via Varejo, the amount that had been reported as related parties was reclassified to other receivables. The amount of R$266 includes R$231 corresponding to GPA's right to receive from Via Varejo the reimbursement of the deduction of ICMS from the calculation basis PIS and COFINS of its former subsidiary Globex, after the unappeasable court decision, related to the period from 2007 to 2010 (note 22.7)

(***) Amount comprised mainly of a land purchase and sale agreement on September 29, 2018 for the amount of R$200, the sale of which was not recognized under IFRS 15 due to the contractual characteristics of long-term payment and transfer of legal title at a future date to be defined by the buyer. In 2020, the Company transferred the deed (legal title), at the buyer's request, in accordance with the contract, of all land registrations and recognized a gain of R$174 (see note 27) in the result line with fixed assets. The transaction resulted in the recognition of an amount receivable of R$200, maturing in September 2023, for which the Company obtained bank guarantee as a guarantee of receipt.

8.1.	Allowance for doubtful accounts on other receivables
	2020	2019	2018

At the beginning of the year	(15)	(16)	(12)
Allowance booked for the year	-	-	(4)
Write-off of other receivables	2	5	13
Deconsolidation Sendas	2	(4)	-
Assets held for sale and discontinued operations	-	-	(13)
At the end of the year	(11)	(15)	(16)

8.2.	Receivables from the sale of subsidiaries

Receivables related to the exercise of an option to buy gas stations by a third party. The original amount of this receivable was R$50, which was adjusted since the execution of the agreement on May 28, 2012, at a rate of 110% of the CDI, with payment in 240 monthly installments. In January, 2016, 5 news gas stations were sold for the amount of R$8, in 120 installments at a rate of 110% of CDI.